SUPPLEMENT DATED FEBRUARY 3, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, B, C, I, R and ADVISOR CLASS SHARES DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Class A, B, C, I, R and Advisor Class Shares prospectus dated August 1, 2015, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement will be effective on the dates indicated below. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Short Duration Income – Effective February 5, 2016, in the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table will be deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
David Weismiller, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception

Pacific Funds Core Income – Effective February 5, 2016, in the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table will be deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
David Weismiller, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since 2016
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since 2016

Pacific Funds Strategic Income – Effective February 5, 2016, in the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table will be deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
Brian M. Robertson, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since 2016
David Weismiller, CFA, Managing Director and Portfolio Manager	Since 2016

Pacific Funds High Income – Effective February 5, 2016, in the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table will be deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since Inception
C. Robert Boyd, Managing Director and Portfolio Manager	Since 2014

Pacific Funds Floating Rate Income – Effective February 29, 2016, in the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table will be deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
J.P. Leasure, Senior Managing Director and Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception

Disclosure Changes to the About Management section

Effective February 5, 2016, in the table for Pacific Asset Management, the subsections for Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds High Income and Pacific Funds Short Duration Income will be deleted in their entirety and replaced with the following:

PACIFIC FUNDS SHORT DURATION INCOME

David Weismiller, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the lead portfolio manager for Pacific Funds Short Duration Income. As the lead portfolio manager, Mr. Weismiller has final authority over all aspects of the Fund’s portfolio, including security selection, sector allocation and risk positioning. In addition, he covers the chemicals and utilities sectors. Mr. Weismiller has over 17 years of investment experience. He has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

Michael Marzouk, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. He has over 17 years of investment experience. Mr. Marzouk has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.
PACIFIC FUNDS CORE INCOME

David Weismiller, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the lead portfolio manager for Pacific Funds Core Income. As the lead portfolio manager, Mr. Weismiller has final authority over all aspects of the Fund’s portfolio, including security selection, sector allocation and risk positioning. In addition, he covers the chemicals and utilities sectors. Mr. Weismiller has over 17 years of investment experience. He has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

Michael Marzouk, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager of Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. He has over 17 years of investment experience. Mr. Marzouk has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

Brian M. Robertson, CFA	Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining sectors. He has over 11 years of investment experience. Mr. Robertson has a BA from the University of Michigan.

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PACIFIC FUNDS STRATEGIC INCOME

Brian M. Robertson, CFA	Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson is the lead portfolio manager for Pacific Funds Strategic Income. As the lead portfolio manager, Mr. Robertson has final authority over all aspects of the Fund’s portfolio, including security selection, sector allocation and risk positioning. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining sectors. He has over 11 years of investment experience. Mr. Robertson has a BA from the University of Michigan.

Michael Marzouk, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. He has over 17 years of investment experience. Mr. Marzouk has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

David Weismiller, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the portfolio manager on Pacific Asset Management’s core plus and investment grade bond strategies. In addition, he covers the chemicals and utilities sectors. Mr. Weismiller has over 17 years of investment experience. He has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.
PACIFIC FUNDS HIGH INCOME

Brian M. Robertson, CFA	Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining sectors. He has over 11 years of investment experience. Mr. Robertson has a BA from the University of Michigan.

C. Robert Boyd	Managing director of Pacific Asset Management since 2012 and portfolio manager of Pacific Asset Management since 2014. Mr. Boyd is a member of the high yield portfolio management team and provides research and analysis of investments in the gaming, leisure, aircraft and equipment rental sectors. Prior to joining Pacific Asset Management, he was a vice president, credit analyst and bank loan portfolio manager at PIMCO since 1998. He has over 16 years of investment experience, focused on leveraged finance, credit analysis and structured products. Mr. Boyd has a BA from California State University, Long Beach and an MBA from the University of Southern California.

Effective February 29, 2016, in the table for Pacific Asset Management, the subsection for Pacific Funds Floating Rate Income will be deleted in its entirety and replaced with the following:

PACIFIC FUNDS FLOATING RATE INCOME

J.P. Leasure	Senior managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Leasure has responsibility for overseeing all credit research activities for Pacific Asset Management. He has over 17 years of investment and banking experience. Mr. Leasure has a BA from the University of California, Los Angeles and an MBA from Columbia University.

Michael Marzouk, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. He has over 17 years of investment experience. Mr. Marzouk has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

SUPPLEMENT DATED FEBRUARY 3, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P SHARES DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2015, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement will be effective on the dates indicated below. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Core Income – Effective February 5, 2016, in the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table will be deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
David Weismiller, CFA, Managing Director and Lead Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since 2016
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since 2016

Pacific Funds High Income – Effective February 5, 2016, in the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table will be deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
Brian M. Robertson, CFA, Managing Director and Portfolio Manager	Since Inception
C. Robert Boyd, Managing Director and Portfolio Manager	Since 2014

Pacific Funds Floating Rate Income – Effective February 29, 2016, in the Management subsection, the “Portfolio Manager and Primary Title with Management Firm” table will be deleted in its entirety and replaced with the following:

Portfolio Manager and Primary Title with Management Firm	Experience with Fund
J.P. Leasure, Senior Managing Director and Portfolio Manager	Since Inception
Michael Marzouk, CFA, Managing Director and Portfolio Manager	Since Inception

Disclosure Changes to the About Management section

Effective February 5, 2016, in the table for Pacific Asset Management, the subsections for Pacific Funds Core Income and Pacific Funds High Income will be deleted in their entirety and replaced with the following:

PACIFIC FUNDS CORE INCOME

David Weismiller, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. Mr. Weismiller is the lead portfolio manager for Pacific Funds Core Income. As the lead portfolio manager, Mr. Weismiller has final authority over all aspects of the Fund’s portfolio, including security selection, sector allocation and risk positioning. In addition, he covers the chemicals and utilities sectors. Mr. Weismiller has over 17 years of investment experience. He has a BA from the University of California, Santa Barbara and an MBA from the University of California, Irvine.

Michael Marzouk, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager of Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. He has over 17 years of investment experience. Mr. Marzouk has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

Brian M. Robertson, CFA	Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining sectors. He has over 11 years of investment experience. Mr. Robertson has a BA from the University of Michigan.
PACIFIC FUNDS HIGH INCOME

Brian M. Robertson, CFA	Managing director of Pacific Asset Management since 2012, portfolio manager of Pacific Asset Management since 2008 and senior analyst of Pacific Asset Management since 2007. Mr. Robertson also provides research and analysis of investments in the forest products, metals and mining sectors. He has over 11 years of investment experience. Mr. Robertson has a BA from the University of Michigan.

C. Robert Boyd	Managing director of Pacific Asset Management since 2012 and portfolio manager of Pacific Asset Management since 2014. Mr. Boyd is a member of the high yield portfolio management team and provides research and analysis of investments in the gaming, leisure, aircraft and equipment rental sectors. Prior to joining Pacific Asset Management, he was a vice president, credit analyst and bank loan portfolio manager at PIMCO since 1998. He has over 16 years of investment experience, focused on leveraged finance, credit analysis and structured products. Mr. Boyd has a BA from California State University, Long Beach and an MBA from the University of Southern California.

Effective February 29, 2016, in the table for Pacific Asset Management, the subsection for Pacific Funds Floating Rate Income will be deleted in its entirety and replaced with the following:

PACIFIC FUNDS FLOATING RATE INCOME

J.P. Leasure	Senior managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Leasure has responsibility for overseeing all credit research activities for Pacific Asset Management. He has over 17 years of investment and banking experience. Mr. Leasure has a BA from the University of California, Los Angeles and an MBA from Columbia University.

Michael Marzouk, CFA	Managing director and portfolio manager of Pacific Asset Management since 2007. In addition to serving as a portfolio manager to Pacific Asset Management’s corporate (bank) loan strategy, Mr. Marzouk has responsibility for covering the media cable, wireline and wireless sectors. He has over 17 years of investment experience. Mr. Marzouk has a BA from the University of California, Los Angeles and an MBA from the Anderson School of Management.

SUPPLEMENT DATED FEBRUARY 3, 2016

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 23, 2015 FOR PACIFIC FUNDSSM LARGE-CAP, PACIFIC FUNDSSM LARGE-CAP VALUE, PACIFIC FUNDSSM SMALL/MID-CAP, PACIFIC FUNDSSM SMALL-CAP, PACIFIC FUNDSSM SMALL-CAP VALUE AND PACIFIC FUNDSSM SMALL-CAP GROWTH

AND DATED AUGUST 1, 2015 FOR ALL OTHER FUNDS

This supplement revises the Pacific Funds Statement of Additional Information dated December 23, 2015 for Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth and dated August 1, 2015 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement will be effective on February 5, 2016. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under Pacific Asset Management’s portion of the table, all information regarding Michael Long will be deleted.

In the Beneficial Interests of Portfolio Managers section, the sentence immediately preceding the table and the table will be deleted in their entirety and replaced with the following:

As of December 31, 2015, the following portfolio managers beneficially owned shares in the Funds they manage on behalf of the Trust (in dollar range of equity securities):

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Beneficially Owned
C. Robert Boyd	Pacific Funds High Income	None
J.P. Leasure	Pacific Funds Floating Rate Income	$10,001 - $50,000
Michael Marzouk	Pacific Funds Short Duration Income Pacific Funds Core Income Pacific Funds Strategic Income Pacific Funds Floating Rate Income Pacific Funds Limited Duration High Income	$1 - $10,000 $1 - $10,000 $1 - $10,000 $10,001 - $50,000 $1 - $10,000
Brian M. Robertson	Pacific Funds Core Income Pacific Funds Strategic Income Pacific Funds Limited Duration High Income Pacific Funds High Income	$1 - $10,000 $1 - $10,000 None $1 - $10,000
Jason R. Rosiak	Pacific Funds Floating Rate Income	Over $100,000
David Weismiller	Pacific Funds Core Income Pacific Funds Short Duration Income	$10,001 - $50,000 $10,001 - $50,000